Vessels in Operation (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 23, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Unpaid capitalized expenses		$ 13,556	$ 2,679	$ 9,022
Advances for vessel acquisition		24,154	9,587	3,772
Tangible Asset Impairment Charges		0	18,830	3,033
Property, Plant and Equipment, Net		$ 1,884,640	1,664,101
Number of unencumbered vessels		18
Advances for other vessel additions		$ 11,784	12,210
2027 Secured Notes (c) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		20
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		33
Fourth High Reefer ECO Vessels [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		9,019
Vessel delivery date		January 9, 2025
Advances for vessel acquisition		$ 6,850
Tasman Marine LLC [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,936
Vessel delivery date		March 10, 2025
Proceeds from Sale of Property, Plant, and Equipment		$ 31,500,000
Keta And Akiteta [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		2,200
Akiteta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		February 19, 2025
Keta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		first half of 2025
GSL Amstel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 5,940
Collateral description	the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank
Two Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges			18,830
Property, Plant and Equipment, Net			43,830
Property, Plant, and Equipment, Fair Value Disclosure			$ 25,000
One Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges				3,033
Property, Plant and Equipment, Net				9,033
Property, Plant, and Equipment, Fair Value Disclosure				$ 6,000